LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

For most investors 2001 was a year of continued losses. The major stock indices were lower on the year and the economy was declared officially in a recession which started in March. The huge losses inflicted on the U.S. people and the U.S. economy by the terrorists attacks in September were mirrored in the stock market. It truly was a year of pain.

In this environment, the typical value approach of the James Advantage Funds worked well. Only the Large Cap Plus saw losses, while the Golden Rainbow, the Small Cap and the Market Neutral all posted positive returns for the year for shareholders who did not pay a sales load.

INVESTMENT GOALS AND OBJECTIVES

Preservation of capital in declining markets is a major objective of the Golden Rainbow Fund. The Fund sought to achieve this objective in 2001 by reducing equity holdings and lengthening bond maturities as the Federal Reserve reduced interest rates. The Fund also reduced exposure to the most vulnerable parts of the market such as technology stocks.

The Large Cap Plus and the Small Cap are both equity portfolios with a mandate to be fully invested, so buying bonds was not an option for them. The Small Cap Fund stuck to its discipline of finding smaller companies which were undervalued. These stocks held up better than the broader market over the course of the year. However, the Large Cap Plus's strategy of buying large companies with strong earnings momentum suffered as earnings and earnings expectations were repeatedly trimmed.

The Market Neutral Fund seeks to achieve positive returns regardless of the direction of the stock market. The second half of 2001 was a severely challenging environment for this Fund as the market collapsed around the terrorists attacks on New York, then rallied sharply in October and November. However, the Fund was able to generate a small profit throughout the turmoil by maintaining a healthy diversification across sectors.

INVESTMENT PHILOSOPHY

James Investment Research, Inc., the advisor to the Funds, is known for its conservative value approach to investing, and three out of the four Funds in the James Advantage Fund Family use this approach. In periods of market weakness and intense uncertainty, such as we faced in the second half of 2001, this value approach is a comforting factor. Stocks which are not highly priced in anticipation of an ever-expanding economy tend to hold up better. Conversely, the go-go stocks depending on next year's sales figures tend to suffer dramatically.

This is exactly how the James Funds posted positive results for the year. Only the aggressive Large Cap Plus, which uses a more growth oriented, momentum strategy, failed to advance over the last six months. It did, however, outperform its benchmark, the S&P 500, in the sharp rally of the fourth quarter. This is a positive sign for investors who hold this Fund in anticipation of better markets.

STRATEGY FOR MEETING FUND OBJECTIVES

As 2002 unfolds the economy remains in recession, but there are some signs of a possible rebound. Many of the recent economic statistics point to an early end to the recession and some corporate chiefs are calling for a return to profitability in the second half of the year. We do not share this optimism. At the annual economic seminar in January, James told its shareholders to prepare for a long recession, and one in which renewed weakness in stocks should be anticipated.

With this gloomy scenario in mind, James' strategy will be to continue to do what has worked in the past. A continued focus on Value investing will be evident in the appropriate Funds. Value investing means buying stocks with characteristics such as low price/earnings or price/book ratios. Lower equity levels in the Golden Rainbow and a heavy emphasis on high quality bonds will be the strategy for at least the first half of the year.

Our forecast includes a friendly Federal Reserve and we look for additional easing moves. We expect renewed weakness to sweep the economy as consumers start to pull back. The Market Neutral Fund will continue to look for shorting opportunities among stocks that have built in too much optimism about a very uncertain future.

FUND PERFORMANCE

The Golden Rainbow returned 2.56% for the year ended December 31, 2001 (net of sales load the return was 0.49%). The Fund's benchmark, S&P 500 Index, returned -11.89%. A blend of the S&P 500, the Russell 2000 and the Lehman Brothers Intermediate Government/Credit indices, which more closely approximates the Fund's investment style, rose 3.24% during the same period. The Fund met its income objective, paying an ordinary dividend every quarter and a capital gains dividend at the end of the year.

The Large Cap Plus lost 24.37% for the year (-28.71% net of any sales load). The benchmark S&P 500 fell by 11.89%. The Fund's underperformance was caused by its aggressive nature. An over weighting in the energy sector in the second half of the year was also a negative as declining oil and gas prices hurt energy stocks.

The Small Cap Fund returned 5.38% for the year (-0.68% net of any sales load), while its benchmark, the Russell 2000, rose by only 2.49%. The Fund's outperformance was generated by is value focus.

The Market  Neutral Fund  returned  1.66% for the year  (-4.16%  after the sales load). Lower interest rates were a drag on the Fund due to its high cash levels. The extreme volatility of the market was not conducive to rational differentiation between fairly priced and over priced stocks. The Fund's benchmark, the 90 day Treasury Bill Index, returned 4.42% over the year.

EXPECTATIONS FOR THE FUTURE

The majority of economists are upbeat about the US economy. We think they are wrong. The ongoing effects of the internet bubble and growing concerns over the global economy will work to make the current recession longer and deeper than the current consensus. In this environment James' focus on preservation of capital and value investing should work well. We believe that a major market bottom still lies ahead of us. Shareholders are advised to be wary and maintain a cautious, value oriented approach.

/s/ Barry R. James

Barry R. James, CFA, CIC
President

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

====================================================================================================================
                                                       THE GOLDEN       THE JAMES       THE JAMES       THE JAMES
                                                         RAINBOW        SMALL CAP     MARKET NEUTRAL  LARGE CAP PLUS
                                                           FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost ...............................   $ 57,035,511    $  6,331,064    $  6,577,470    $  4,188,541
                                                       ============    ============    ============    ============
   At value ........................................   $ 64,009,936    $  7,285,565    $  7,073,201    $  4,288,621
Segregated cash with brokers .......................             --              --       5,728,564              --
Receivable for capital shares sold .................         22,000           2,000          13,908           3,772
Receivable for securities sold .....................        717,726              --          31,553              --
Dividends and interest receivable ..................        562,608          15,497          17,309           5,146
Other assets .......................................          2,981              --              --              --
                                                       ------------    ------------    ------------    ------------
      TOTAL ASSETS .................................     65,315,251       7,303,062      12,864,535       4,297,539
                                                       ------------    ------------    ------------    ------------

LIABILITIES
Income dividends payable ...........................             --             600              --             345
Securities sold short (proceeds $4,046,437) ........             --              --       4,005,850              --
Payable for capital shares redeemed ................         35,023              --          19,262             345
Dividends payable on securities sold short .........             --              --             758              --
Accrued expenses:
   Management fees .................................         40,699           8,374          13,383           5,122
   12b-1 distribution and service fees .............         65,299           6,611           8,352           3,488
   Other ...........................................         36,194              --              --              --
                                                       ------------    ------------    ------------    ------------
      TOTAL LIABILITIES ............................        177,215          15,585       4,047,605           9,300
                                                       ------------    ------------    ------------    ------------

NET ASSETS .........................................   $ 65,138,036    $  7,287,477    $  8,816,930    $  4,288,239
                                                       ============    ============    ============    ============

NET ASSETS CONSIST OF:
Paid-in capital ....................................   $ 57,979,081    $  7,183,660    $  8,922,220    $  7,366,223
Undistributed net investment income ................         17,810              --              16              --
Accumulated net realized gains (losses) from
   security transactions ...........................        166,720        (850,684)       (641,624)     (3,178,064)
Net unrealized appreciation on investments .........      6,974,425         954,501         536,318         100,080

NET ASSETS .........................................   $ 65,138,036    $  7,287,477    $  8,816,930    $  4,288,239
                                                       ============    ============    ============    ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......      4,762,721         650,943         876,601         616,231
                                                       ============    ============    ============    ============

Net asset value and redemption price per share .....   $      13.68    $      11.20    $      10.06    $       6.96
                                                       ============    ============    ============    ============

Maximum offering price per share ...................   $      13.96    $      11.88    $      10.67    $       7.38
                                                       ============    ============    ============    ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

======================================================================================================================
                                                            THE GOLDEN      THE JAMES      THE JAMES      THE JAMES
                                                              RAINBOW       SMALL CAP    MARKET NEUTRAL LARGE CAP PLUS
                                                                FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................   $   260,878    $    54,130    $    18,321    $    32,047
   Interest .............................................     1,088,148          5,300        120,884          1,965
                                                            -----------    -----------    -----------    -----------
      TOTAL INVESTMENT INCOME ...........................     1,349,026         59,430        139,205         34,012
                                                            -----------    -----------    -----------    -----------
EXPENSES
   Management fees ......................................       244,879         41,475         79,249         23,614
   12b-1 distribution and service fees - Class A ........        49,644          7,557         11,956          5,130
   Administration fees ..................................        26,375             --             --             --
   Accounting services fees .............................        15,123             --             --             --
   Dividend expense on securities sold short ............            --             --         11,157             --
   Custodian fees and expenses ..........................        10,874             --             --             --
   Professional fees ....................................         9,160             --             --             --
   Shareholder report printing and mailing ..............         9,158             --             --             --
   Transfer agent fees ..................................         9,075             --             --             --
   Other expenses .......................................         8,913             --             --             --
   Postage and supplies .................................         4,908             --             --             --
   Trustees' fees .......................................         2,066          2,045          2,050          2,038
                                                            -----------    -----------    -----------    -----------
      Total expenses ....................................       390,175         51,077        104,412         30,782
                                                            -----------    -----------    -----------    -----------

NET INVESTMENT INCOME ...................................       958,851          8,353         34,793          3,230
                                                            -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions       166,718       (318,396)      (293,921)      (503,359)
   Net realized gains on closed short positions .........            --             --        256,042             --
   Net change in unrealized appreciation/depreciation
      on investments ....................................       757,185        431,672        (12,074)       130,154
                                                            -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS ..............................       923,903        113,276        (49,953)      (373,205)
                                                            -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................................   $ 1,882,754    $   121,629    $   (15,160)   $  (369,975)
                                                            ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================
                                                                                        SIX MONTHS          YEAR
                                                                                           ENDED           ENDED
                                                                                       DEC. 31, 2001      JUNE 30,
                                                                                        (UNAUDITED)         2001
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................   $    958,851    $  1,870,390
   Net realized gains on investments ...............................................        166,718       3,984,147
   Net change in unrealized appreciation/depreciation on investments ...............        757,185      (3,903,949)
                                                                                       ------------    ------------
Net increase in net assets from operations .........................................      1,882,754       1,950,588
                                                                                       ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................................       (962,159)     (1,873,324)
   Distributions from net realized gains ...........................................     (3,886,331)     (8,994,218)
                                                                                       ------------    ------------
Decrease in net assets from distributions to shareholders ..........................     (4,848,490)    (10,867,542)
                                                                                       ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................................      1,096,709       3,370,371
   Net asset value of shares issued in reinvestment
      of distributions to shareholders .............................................      4,697,943      10,556,310
   Payments for shares redeemed ....................................................     (3,592,642)    (21,862,194)
                                                                                       ------------    ------------
Net increase (decrease) in net assets from capital share transactions ..............      2,202,010      (7,935,513)
                                                                                       ------------    ------------

TOTAL DECREASE IN NET ASSETS .......................................................       (763,726)    (16,852,467)

NET ASSETS
   Beginning of period .............................................................     65,901,762      82,754,229
                                                                                       ------------    ------------
   End of period ...................................................................   $ 65,138,036    $ 65,901,762
                                                                                       ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ................................................   $     17,810    $      6,095
                                                                                       ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................................         76,612         228,939
   Shares issued in reinvestment of distributions to shareholders ..................        344,111         734,075
   Shares redeemed .................................................................       (252,349)     (1,372,687)
                                                                                       ------------    ------------
   Net increase (decrease) in shares outstanding ...................................        168,374        (409,673)
   Shares outstanding, beginning of period .........................................      4,594,347       5,004,020
                                                                                       ------------    ------------
   Shares outstanding, end of period ...............................................      4,762,721       4,594,347
                                                                                       ============    ============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================
                                                                                        SIX MONTHS          YEAR
                                                                                           ENDED           ENDED
                                                                                       DEC. 31, 2001      JUNE 30,
                                                                                        (UNAUDITED)         2001
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ....................................................   $      8,353    $    (28,353)
   Net realized gains (losses) on investments ......................................       (318,396)        332,394
   Net change in unrealized appreciation/depreciation on investments ...............        431,672          (9,442)
                                                                                       ------------    ------------
Net increase in net assets from operations .........................................        121,629         294,599
                                                                                       ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................................         (8,353)             --
                                                                                       ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................................        350,977       2,353,165
   Net asset value of shares issued in reinvestment of distributions to shareholders          7,753              --
   Payments for shares redeemed ....................................................       (250,611)       (832,875)
                                                                                       ------------    ------------
Net increase in net assets from capital share transactions .........................        108,119       1,520,290
                                                                                       ------------    ------------

TOTAL INCREASE IN NET ASSETS .......................................................        221,395       1,814,889

NET ASSETS
   Beginning of period .............................................................      7,066,082       5,251,193
                                                                                       ------------    ------------
   End of period ...................................................................   $  7,287,477    $  7,066,082
                                                                                       ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................................         32,790         223,914
   Shares issued in reinvestment of distributions to shareholders ..................            692              --
   Shares redeemed .................................................................        (23,307)        (78,189)
                                                                                       ------------    ------------
   Net increase in shares outstanding ..............................................         10,175         145,725
   Shares outstanding, beginning of period .........................................        640,768         495,043
                                                                                       ------------    ------------
   Shares outstanding, end of period ...............................................        650,943         640,768
                                                                                       ============    ============

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================
                                                                                        SIX MONTHS          YEAR
                                                                                           ENDED           ENDED
                                                                                       DEC. 31, 2001      JUNE 30,
                                                                                        (UNAUDITED)         2001
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................   $     34,793    $    212,493
   Net realized gains (losses) from:
      Security transactions ........................................................       (293,921)         23,410
      Closed short positions .......................................................        256,042         839,545
   Net change in unrealized appreciation/depreciation on investments ...............        (12,074)       (566,296)
                                                                                       ------------    ------------
Net increase (decrease) in net assets from operations ..............................        (15,160)        509,152
                                                                                       ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................................        (38,844)       (212,752)
                                                                                       ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................................        173,905       3,620,829
   Net asset value of shares issued in reinvestment of distributions to shareholders         34,561         211,022
   Payments for shares redeemed ....................................................       (988,186)     (1,161,769)
                                                                                       ------------    ------------
Net increase (decrease) in net assets from capital share transactions ..............       (779,720)      2,670,082
                                                                                       ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................       (833,724)      2,966,482

NET ASSETS
   Beginning of period .............................................................      9,650,654       6,684,172
                                                                                       ------------    ------------
   End of period ...................................................................   $  8,816,930    $  9,650,654
                                                                                       ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ................................................   $         16    $      4,067
                                                                                       ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................................         17,198         359,526
   Shares issued in reinvestment of distributions to shareholders ..................          3,439          20,829
   Shares redeemed .................................................................        (97,990)       (115,093)
                                                                                       ------------    ------------
   Net increase (decrease) in shares outstanding ...................................        (77,353)        265,262
   Shares outstanding, beginning of period .........................................        953,954         688,692
                                                                                       ------------    ------------
   Shares outstanding, end of period ...............................................        876,601         953,954
                                                                                       ============    ============

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================
                                                                                        SIX MONTHS          YEAR
                                                                                           ENDED           ENDED
                                                                                       DEC. 31, 2001      JUNE 30,
                                                                                        (UNAUDITED)         2001
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ....................................................   $      3,230    $    (40,066)
   Net realized losses on investments ..............................................       (503,359)     (2,559,901)
   Net change in unrealized appreciation/depreciation on investments ...............        130,154        (934,539)
                                                                                       ------------    ------------
Net decrease in net assets from operations .........................................       (369,975)     (3,534,506)
                                                                                       ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................................         (3,230)             --
                                                                                       ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................................        539,326       3,042,570
   Net asset value of shares issued in reinvestment of distributions to shareholders          2,885              --
   Payments for shares redeemed ....................................................       (384,779)     (1,282,884)
                                                                                       ------------    ------------
Net increase in net assets from capital share transactions .........................        157,432       1,759,686
                                                                                       ------------    ------------

TOTAL DECREASE IN NET ASSETS .......................................................       (215,773)     (1,774,820)

NET ASSETS
   Beginning of period .............................................................      4,504,012       6,278,832
                                                                                       ------------    ------------
   End of period ...................................................................   $  4,288,239    $  4,504,012
                                                                                       ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................................         81,910         279,441
   Shares issued in reinvestment of distributions to shareholders ..................            415              --
   Shares redeemed .................................................................        (55,122)       (150,233)
                                                                                       ------------    ------------
   Net increase in shares outstanding ..............................................         27,203         129,208
   Shares outstanding, beginning of period .........................................        589,028         459,820
                                                                                       ------------    ------------
   Shares outstanding, end of period ...............................................        616,231         589,028
                                                                                       ============    ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS

=======================================================================================================================
                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                           YEAR ENDED JUNE 30,
                                          DEC. 31, 2001
                                           (UNAUDITED)      2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   14.34    $   16.54    $   17.28    $   18.96    $   19.31    $   17.56
                                            ---------    ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income ................        0.21         0.40         0.50         0.49         0.65         0.66
   Net realized and unrealized
      gains (losses) on investments .....        0.21        (0.08)        0.31         0.91         1.08         2.16
                                            ---------    ---------    ---------    ---------    ---------    ---------
Total from investment operations ........        0.42         0.32         0.81         1.40         1.73         2.82
                                            ---------    ---------    ---------    ---------    ---------    ---------

Less distributions:
   From net investment income ...........       (0.21)       (0.40)       (0.50)       (0.49)       (0.65)       (0.68)
   From net realized gains on investments       (0.87)       (2.12)       (1.50)       (2.59)       (1.43)       (0.39)
                                            ---------    ---------    ---------    ---------    ---------    ---------
Total distributions .....................       (1.08)       (2.52)       (1.55)       (3.08)       (2.08)       (1.07)
                                            ---------    ---------    ---------    ---------    ---------    ---------

Net asset value at end of period ........   $   13.68    $   14.34    $   16.54    $   17.28    $   18.96    $   19.31
                                            =========    =========    =========    =========    =========    =========

Total return(A) .........................       3.00%(B)     2.33%        4.98%        7.97%        9.47%       16.55%
                                            =========    =========    =========    =========    =========    =========

Net assets at end of period (000's) .....   $  65,138    $  65,902    $  82,754    $ 107,802    $ 132,094    $ 157,183
                                            =========    =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average
   net assets(C) ........................       1.18%(D)     1.25%        1.07%        1.00%        1.08%        1.09%

Ratio of net investment income to average
   net assets ...........................       2.90%(D)     2.61%        2.86%        2.71%        3.29%        3.63%

Portfolio turnover rate .................         43%(D)       57%          82%          38%          54%          56%

(A)  Total returns exclude the effect of applicable sales loads.
(B)  Not annualized.
(C) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.22%, 1.19%, 1.23% and 1.24% for the years ended June 30, 2000, 1999, 1998 and 1997, respectively.
(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS

=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                                PERIOD
                                                           ENDED        YEAR ENDED JUNE 30,       ENDED
                                                       DEC. 31, 2001  ----------------------     JUNE 30,
                                                        (UNAUDITED)      2001         2000       1999(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............   $   11.03    $   10.61    $   11.87    $   10.00
                                                         ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income (loss) ......................        0.01        (0.04)       (0.05)       (0.00)
   Net realized and unrealized gains (losses) on
      investments ....................................        0.17         0.46        (1.21)        1.87
                                                         ---------    ---------    ---------    ---------
Total from investment operations .....................        0.18         0.42        (1.26)        1.87
                                                         ---------    ---------    ---------    ---------

Less distributions:
   From net investment income ........................       (0.01)          --           --        (0.00)
                                                         ---------    ---------    ---------    ---------

Net asset value at end of period .....................   $   11.20    $   11.03    $   10.61    $   11.87
                                                         =========    =========    =========    =========

Total return(B) ......................................       1.66%(C)     3.96%      (10.61%)      18.74%(C)
                                                         =========    =========    =========    =========

Net assets at end of period (000's) ..................   $   7,287    $   7,066    $   5,251    $   6,564
                                                         =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ..........       1.47%(D)     1.50%        1.50%        1.49%(D)

Ratio of net investment income
   (loss) to average net assets ......................       0.24%(D)    (0.45%)      (0.48%)      (0.11%)(D)

Portfolio turnover rate ..............................         69%(D)       75%         101%          42%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Total returns exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                                PERIOD
                                                           ENDED        YEAR ENDED JUNE 30,       ENDED
                                                       DEC. 31, 2001  ----------------------     JUNE 30,
                                                        (UNAUDITED)      2001         2000       1999(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............   $   10.12    $    9.71    $    9.30    $   10.00
                                                         ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income .............................        0.05         0.24         0.23         0.13
   Net realized and unrealized gains (losses) on
      investments ....................................       (0.06)        0.41         0.41        (0.70)
                                                         ---------    ---------    ---------    ---------
Total from investment operations .....................       (0.01)        0.65         0.64        (0.57)
                                                         ---------    ---------    ---------    ---------

Less distributions:
   From net investment income ........................       (0.05)       (0.24)       (0.23)       (0.13)
                                                         ---------    ---------    ---------    ---------

Net asset value at end of period .....................   $   10.06    $   10.12    $    9.71    $    9.30
                                                         =========    =========    =========    =========

Total return(B) ......................................      (0.19%)(C)    6.76%        7.02%       (5.74%)(C)
                                                         =========    =========    =========    =========

Net assets at end of period (000's) ..................   $   8,817    $   9,651    $   6,684    $   8,284
                                                         =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets, excluding
   dividends on securities sold short ................       1.95%(D)     1.95%        1.95%        1.94%(D)
Expenses from dividends on securities sold short .....       0.23%(D)     0.25%        0.53%        0.36%(D)
                                                         ---------    ---------    ---------    ---------
Ratio of net expenses to average net assets ..........       2.18%(D)     2.20%        2.48%        2.30%(D)
                                                         ---------    ---------    ---------    ---------

Ratio of net investment income to average net assets .       0.73%(D)     2.47%        2.47%        2.31%(D)

Portfolio turnover rate ..............................         39%(D)      104%          90%          54%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Total returns exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================================
                                                                     SIX MONTHS       YEAR       PERIOD
                                                                        ENDED        ENDED        ENDED
                                                                    DEC. 31, 2001   JUNE 30,     JUNE 30,
                                                                     (UNAUDITED)      2001       2000(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at  beginning of period ..........................    $    7.65    $   13.65    $   10.00
                                                                      ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income (loss) ..................................         0.01        (0.07)       (0.06)
   Net realized and unrealized gains (losses) on investments .....        (0.69)       (5.93)        3.71
                                                                      ---------    ---------    ---------
Total from investment operations .................................        (0.68)       (6.00)        3.65
                                                                      ---------    ---------    ---------

Less distributions:
   From net investment income ....................................        (0.01)          --           --
                                                                      ---------    ---------    ---------

Net asset value at end of period .................................    $    6.96    $    7.65    $   13.65
                                                                      =========    =========    =========

Total return(B) ..................................................       (8.95%)(C)  (43.96%)      36.50%(C)
                                                                      =========    =========    =========

Net assets at end of period (000's) ..............................    $   4,288    $   4,504    $   6,279
                                                                      =========    =========    =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ......................        1.50%(D)     1.50%        1.49%(D)

Ratio of net investment income (loss) to average net assets ......        0.16%(D)    (0.67%)      (0.99%)(D)

Portfolio turnover rate ..........................................         109%(D)      131%          95%(D)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.
(B)  Total returns exclude the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS-- 48.6%                                    VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 2.9%
     20,000   Albemarle Corporation ............................   $    480,000
     20,000   Barrick Gold Corporation .........................        319,000
     52,000   Newmont Mining Corporation .......................        993,720
      7,000   NL Industries, Inc. ..............................        106,890
                                                                   ------------
                                                                      1,899,610
                                                                   ------------
              CONSUMER, CYCLICAL-- 8.6%
      8,000   BorgWarner, Inc. .................................        418,000
     30,000   CBRL Group, Inc. .................................        883,200
     25,000   Darden Restaurants, Inc. .........................        885,000
     28,125   Direct Focus, Inc.* ..............................        877,500
     12,000   General Motors Corporation .......................        583,200
      3,600   Johnson Controls, Inc. ...........................        290,700
     10,000   Ryan's Family Steak House, Inc.* .................        216,500
     30,000   Sears, Roebuck & Company .........................      1,429,200
                                                                   ------------
                                                                      5,583,300
                                                                   ------------
              CONSUMER, NON-CYCLICAL-- 8.6%
     10,000   Amgen* ...........................................        564,400
      5,500   Biogen, Inc.* ....................................        315,425
      7,000   Bristol-Myers Squibb Company .....................        357,000
     12,000   Conagra, Inc. ....................................        285,240
     40,000   Coventry Health Care, Inc.* ......................        798,000
      8,000   Fleming Companies, Inc. ..........................        148,000
      6,000   H&R Block, Inc. ..................................        268,200
      2,500   Johnson & Johnson ................................        147,750
      3,000   Pfizer, Inc. .....................................        119,550
     13,000   Procter & Gamble Company .........................      1,028,690
     17,000   Supervalu, Inc. ..................................        376,040
     20,000   Unilever N.V. (NY Shares) ........................      1,152,200
        700   Zimmer Holdings, Inc.* ...........................         21,378
                                                                   ------------
                                                                      5,581,873
                                                                   ------------
              ENERGY -- 7.8%
     18,000   3TEC Energy Corporation* .........................        252,000
     12,000   Amerada Hess Corporation .........................        750,000
      8,470   ChevronTexaco Corporation ........................        758,997
     15,000   EOG Resources, Inc. ..............................        586,650
     26,000   Exxon Mobil Corporation ..........................      1,021,800
      6,500   Kerr-McGee Corporation ...........................        356,200
     12,000   Penn Virginia Corporation ........................        409,200
     18,000   Sunoco, Inc. .....................................        672,120
      9,500   Williams Companies, Inc. .........................        242,440
                                                                   ------------
                                                                      5,049,407
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 48.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              FINANCIAL -- 4.1%
     22,000   Alfa Corporation .................................   $    493,680
     18,000   Commerce Group, Inc. .............................        678,420
     10,000   Health Care Reit, Inc. ...........................        243,500
      9,500   RenaissanceRe Holdings, Ltd. .....................        906,300
     14,000   SouthTrust Corporation ...........................        345,380
                                                                   ------------
                                                                      2,667,280
                                                                   ------------
              INDUSTRIAL-- 3.6%
     25,000   Aviall, Inc.* ....................................        188,750
     20,000   CP Holders .......................................        784,600
     36,000   Overseas Shipholding Group, Inc. .................        810,000
      7,000   Precision Castparts Corporation ..................        197,750
     10,000   Teekay Shipping Corporation ......................        348,500
                                                                   ------------
                                                                      2,329,600
                                                                   ------------
              TECHNOLOGY-- 4.7%
     27,000   Anixter International, Inc.* .....................        783,270
     20,000   AVX Corporation ..................................        471,800
      2,000   Electronic Data Systems Corporation ..............        137,100
      8,000   Fei Company* .....................................        252,080
     17,000   Intel Corporation ................................        534,650
      3,500   Northrop Grumman Corporation .....................        352,835
     28,000   Vishay Intertechnology, Inc.* ....................        546,000
                                                                   ------------
                                                                      3,077,735
                                                                   ------------
              UTILITIES -- 8.3%
     28,000   Duke Energy Corporation ..........................      1,099,280
     45,400   Energen Corporation ..............................      1,119,110
     22,000   IDACORP, Inc. ....................................        893,200
     20,000   Korea Electric Power (KEPCO) Corporation - ADR ...        183,000
      4,000   Pinnacle West Capital Corporation ................        167,400
      6,000   Public Service Enterprise Group, Inc. ............        253,140
     24,000   Reliant Energy, Inc. .............................        636,480
      8,300   SBC Communications, Inc. .........................        325,111
     35,000   Sprint Corporation ...............................        702,800
                                                                   ------------
                                                                      5,379,521
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $26,409,802) ...........   $ 31,568,326
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS-- 42.1%                   VALUE
--------------------------------------------------------------------------------
$ 6,000,000   U.S. Treasury Notes, 6.250%, 2/15/07 .............   $  6,482,814
  5,000,000   U.S. Treasury Notes, 6.625%, 5/15/07 .............      5,495,705
  4,000,000   U.S. Treasury Notes, 6.000%, 8/15/09 .............      4,264,220
  1,000,000   U.S. Treasury Bonds, 10.000%, 5/15/10 ............      1,181,836
  1,100,000   U.S. Treasury Bonds, 5.000%, 2/15/11 .............      1,096,648
  3,050,000   U.S. Treasury Bonds, 5.250%, 2/15/29 .............      2,863,544
  2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09 ........      2,052,648
  2,000,000   Federal Farm Credit Bank, 6.260%, 12/2/11 ........      2,060,382
    500,000   Federal Home Loan Bank, 7.000%, 2/14/03 ..........        525,188
    439,218   Government National Mortgage Association, 6.500%,
                 4/15/29 .......................................        441,514
    901,992   Government National Mortgage Association, 6.500%,
                 2/15/31 .......................................        906,107
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
              (Amortized Cost $25,619,412) .....................   $ 27,370,606
                                                                   ------------

================================================================================
 PAR VALUE    CORPORATE BONDS-- 7.4%                                   VALUE
--------------------------------------------------------------------------------
$   500,000   Anheuser-Busch Cos., Inc., 6.000%, 4/15/11 .......   $    505,639
    500,000   AT&T Corporation, 5.625%, 3/15/04 ................        506,417
    500,000   Barrick Gold Finance, Inc., 7.500%, 5/1/07 .......        528,199
    500,000   Ford Motor Company, 7.450%, 7/16/31 ..............        458,094
    500,000   General Electric Capital Corporation, 7.875%,
                 12/1/06 .......................................        563,487
    250,000   National Fuel Gas Co., 6.820%, 8/1/04 ............        263,057
    500,000   Public Service Electric & Gas, 7.375%, 3/1/14 ....        498,832
    500,000   Tennessee Valley Authority, 5.625%, 1/18/11 ......        492,517
    500,000   Wal-Mart Stores, 6.550%, 8/10/04 .................        533,427
    500,000   Wisconsin Public Service, 6.125%, 8/1/11 .........        493,913
                                                                   ------------

              TOTAL CORPORATE BONDS (Amortized Cost $4,778,875)    $  4,843,582
                                                                   ------------

================================================================================
   SHARES     SHORT TERM INVESTMENTS -- 0.3%                           VALUE
--------------------------------------------------------------------------------
    227,422   First American Treasury (Cost $227,422) ..........   $    227,422
                                                                   ------------

              TOTAL INVESTMENTS SECURITIES-- 98.4%
              (Amortized Cost $57,035,511) .....................   $ 64,009,936

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.6% .....      1,128,100
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $ 65,138,036
                                                                   ============

*    Non-income producing security.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS-- 98.9%                                    VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 5.8%
      9,550   Albemarle Corporation ............................   $    229,200
     18,750   Meridan Gold, Inc.* ..............................        193,688
                                                                   ------------
                                                                        422,888
                                                                   ------------
              CONSUMER, CYCLICAL-- 26.3%
      6,575   Banta Corporation ................................        194,094
      6,785   Columbia Sportswear Company* .....................        225,941
      5,860   Dress Barn, Inc.* ................................        146,559
      6,800   LNR Property Corporation .........................        212,024
      1,585   NVR, Inc.* .......................................        323,339
      5,950   OshKosh B'Gosh, Inc. - Class A ...................        249,543
     15,825   Sola International, Inc.* ........................        307,004
      5,650   The Toro Company .................................        254,250
                                                                   ------------
                                                                      1,912,754
                                                                   ------------
              CONSUMER, NON-CYCLICAL-- 8.0%
     14,475   Lance, Inc. ......................................        206,848
     10,550   Mid Atlantic Medical Services, Inc.* .............        239,485
     23,090   Stewart Enterprises, Inc. - Class A ..............        138,309
                                                                   ------------
                                                                        584,642
                                                                   ------------
              ENERGY -- 13.4%
     13,625   3TEC Energy Corporation* .........................        190,750
     22,000   Comstock Resources, Inc.* ........................        154,000
     10,200   Patina Oil & Gas Corporation .....................        280,500
      5,190   Penn Virginia Corporation ........................        176,979
     13,325   Tesoro Petroleum Corporation* ....................        174,691
                                                                   ------------
                                                                        976,920
                                                                   ------------
              FINANCIAL-- 14.7%
      4,400   Actrade Financial Technologies, Ltd.* ............        129,580
      8,830   Capstead Mortage Corporation .....................        207,505
      5,450   Coastal Bancorp., Inc. ...........................        157,505
     11,550   Irwin Financial Corporation ......................        196,350
     10,275   JH Harland (John H.) Company .....................        227,078
      1,600   RenaissanceRe Holdings, Ltd. .....................        152,640
                                                                   ------------
                                                                      1,070,658
                                                                   ------------
              INDUSTRIAL-- 9.1%
      8,190   Roadway Express, Inc. ............................        300,573
      3,260   Triumph Group, Inc.* .............................        105,950
     10,170   Yellow Corporation ...............................        255,267
                                                                   ------------
                                                                        661,790
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS-- 98.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              TECHNOLOGY-- 17.2%
     14,240   Ansys, Inc.* .....................................   $    351,016
      5,450   Cubic Corporation ................................        279,912
      9,300   Graco, Inc. ......................................        363,165
      7,600   Planar Systems, Inc.* ............................        160,360
     15,440   Read-Rite Corporation* ...........................        102,058
                                                                   ------------
                                                                      1,256,511
                                                                   ------------
              UTILITIES -- 4.4%
     21,950   El Paso Electric Company* ........................        318,275
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $6,249,937) ............   $  7,204,438
                                                                   ------------

================================================================================
   SHARES     SHORT TERM INVESTMENTS -- 1.1%                           VALUE
--------------------------------------------------------------------------------
     81,127   First American Treasury (Cost $81,127) ...........   $     81,127
                                                                   ------------

              TOTAL INVESTMENTS SECURITIES-- 100.0%
              (Cost $6,331,064) ................................   $  7,285,565

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0% .....          1,912
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $  7,287,477
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS-- 52.8%                                    VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 2.3%
      4,000   Albemarle Corporation ............................   $     96,000
      1,800   Cabot Corporation ................................         64,260
      4,500   Meridan Gold, Inc.* ..............................         46,485
                                                                   ------------
                                                                        206,745
                                                                   ------------
              CONSUMER, CYCLICAL-- 8.2%
      2,000   Banta Corp. ......................................         59,040
      1,000   Beazer Homes USA, Inc.* ..........................         73,170
      2,500   Darden Restaurants, Inc. .........................         88,500
      2,000   General Motors Corporation .......................         97,200
      2,000   OshKosh B'Gosh, Inc. - Class A ...................         83,880
      4,000   Polo Ralph Lauren Corporation* ...................        107,040
      2,100   Sears, Roebuck & Company .........................        100,044
      1,500   Whirlpool Corporation ............................        109,995
                                                                   ------------
                                                                        718,869
                                                                   ------------
              CONSUMER, NON-CYCLICAL-- 6.1%
      3,000   Elan Corporation PLC - ADR Rights* ...............            399
      2,500   H&R Block, Inc. ..................................        111,750
      1,300   Hershey Foods Corporation ........................         88,010
      2,200   Mylan Laboratories ...............................         82,500
      1,600   Pharmaceutical Resources .........................         54,080
      4,500   Serologicals Corporation* ........................         96,750
      4,800   Smithfield Foods, Inc.* ..........................        105,792
                                                                   ------------
                                                                        539,281
                                                                   ------------
              ENERGY -- 2.8%
      3,300   3TEC Energy Corporation* .........................         46,200
      1,760   Apache Corporation ...............................         87,789
      1,000   Devon Energy Corporation .........................         38,650
      2,000   Exxon Mobil Corporation ..........................         78,600
                                                                   ------------
                                                                        251,239
                                                                   ------------
              FINANCIAL -- 4.5%
      2,000   Eaton Vance Corporation ..........................         71,100
      2,000   Greenpoint Financial Corporation .................         71,500
      1,500   LandAmerica Financial Group ......................         43,050
      2,000   Radian Group, Inc. ...............................         85,900
      1,300   RenaissanceRe Holdings, Ltd. .....................        124,020
                                                                   ------------
                                                                        395,570
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 52.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL-- 5.3%
      1,500   Ball Corporation .................................   $    106,050
      2,500   Bel Fuse, Inc. - Class A .........................         59,875
      3,000   Packaging Corporation of America* ................         54,450
      3,500   Precision Castparts Corporation ..................         98,875
      3,000   Tredegar Corporation, Inc. .......................         57,000
      1,500   Woodward Governor Company ........................         87,375
                                                                   ------------
                                                                        463,625
                                                                   ------------
              TECHNOLOGY-- 20.0%
      7,400   Adaptec, Inc.* ...................................        107,300
        700   Alliant Techsystems, Inc.* .......................         54,040
      3,500   Ansys, Inc.* .....................................         86,275
      2,500   Autodesk, Inc. ...................................         93,175
      4,100   Avaya, Inc.* .....................................         49,815
      4,000   AVX Corporation ..................................         94,360
      2,500   Cadence Design Systems* ..........................         54,800
     10,000   Corning, Inc. ....................................         89,200
      4,000   Cytyc Corporation* ...............................        104,400
      3,000   Electro Scientific Industries, Inc.* .............         90,030
      1,000   Electronic Data Systems Corporation ..............         68,550
      3,500   Fei Company* .....................................        110,285
      5,200   Mentor Graphics Corporation* .....................        122,564
      2,000   Metro One Telecommunications, Inc.* ..............         60,500
      2,000   Nvidia Corporation* ..............................        133,800
      2,500   Overture Services, Inc.* .........................         88,575
     10,000   Read-Rite Corporation* ...........................         66,100
      3,400   Scientific-Atlanta, Inc. .........................         81,396
      6,000   Semitool, Inc.* ..................................         68,880
      9,000   SymmetriCom, Inc.* ...............................         68,490
      2,000   Varian Semiconductor Equipment* ..................         69,180
                                                                   ------------
                                                                      1,761,715
                                                                   ------------
              UTILITIES -- 3.6%
      2,500   Duke Energy Corporation ..........................         98,150
      3,000   Equitable Resources, Inc. ........................        102,210
      3,000   Reliant Energy, Inc. .............................         79,560
      2,000   Sprint Corporation* ..............................         40,160
                                                                   ------------
                                                                        320,080
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $4,161,485) ............   $  4,657,124
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS-- 24.9%               VALUE
--------------------------------------------------------------------------------
$   600,000   U.S. Treasury Bill, 1/3/02 .......................   $    599,905
    200,000   Federal Home Loan Bank Discount Note, 1/16/02 ....        199,844
    500,000   Federal Home Loan Mortgage Corporation, 4.02%,
                 7/2/02 ........................................        500,000
    400,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 2/1/02 ..................................        399,360
    500,000   Federal National Mortgage Association Discount
                 Note, 1/3/02 ..................................        499,928
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
              (Amortized Cost $2,198,944) ......................   $  2,199,037
                                                                   ------------

================================================================================
   SHARES     SHORT TERM INVESTMENTS -- 2.5%                           VALUE
--------------------------------------------------------------------------------
    217,041   First American Treasury (Cost $217,041) ..........   $    217,041
                                                                   ------------

              TOTAL INVESTMENT SECURITIES-- 80.2%
              (Amortized Cost $6,577,470) ......................   $  7,073,201

              SEGREGATED CASH WITH BROKERS-- 65.0% .............      5,728,564

              SECURITIES SOLD SHORT-- (45.4%)
              (Proceeds $4,046,437) ............................     (4,005,850)

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.2% .....         21,015
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $  8,816,930
                                                                   ============

*    Non-income producing security.

ADR-American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2001 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS SOLD SHORT-- 45.4%                         VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 1.9%
      3,000   IMC Global, Inc.* ................................   $     39,000
      4,000   Lyondell Chemical Company ........................         57,320
      2,000   Rohm and Haas Company ............................         69,260
                                                                   ------------
                                                                        165,580
                                                                   ------------
              CONSUMER, CYCLICAL-- 10.4%
      1,000   Clear Channel Communications, Inc.* ..............         50,910
      3,500   DoubleClick, Inc.* ...............................         39,690
      2,000   Fox Entertainment Group - Class A* ...............         53,060
      4,500   Gap, Inc. ........................................         62,730
        500   Home Depot, Inc. .................................         25,505
      2,000   Lamar Advertising Company* .......................         84,680
      2,500   Metro-Goldwyn-Mayer, Inc.* .......................         54,750
      2,000   Phelps Dodge Corporation .........................         64,800
      2,000   RadioShack Corporation ...........................         60,200
      3,000   Six Flags, Inc.* .................................         46,140
      3,000   Sotheby's Holdings, Inc. - Class A* ..............         49,830
      4,000   Staples, Inc.* ...................................         74,800
      1,000   Starbucks Corporation* ...........................         19,050
        150   The Washington Post Company - Class B ............         79,500
      1,500   Tribune Company ..................................         56,145
      1,300   Viacom, Inc. Class A* ............................         57,525
      2,000   Walt Disney Company ..............................         41,440
                                                                   ------------
                                                                        920,755
                                                                   ------------
              CONSUMER, NONCYCLICAL-- 6.0%
      3,600   CocaCola Enterprises .............................         68,184
      1,500   Cubist Pharmaceuticals, Inc.* ....................         53,940
      3,000   Edison Schools, Inc.* ............................         58,950
      1,000   Gilead Sciences, Inc.* ...........................         65,720
      3,000   Guilford Pharmaceuticals, Inc.* ..................         36,000
      2,600   Hain Celestial Group, Inc.* ......................         71,396
      2,000   NPS Pharmaceuticals, Inc.* .......................         76,600
      1,000   Trimeris, Inc.* ..................................         44,970
      2,200   Ventana Medical Systems, Inc.* ...................         49,764
                                                                   ------------
                                                                        525,524
                                                                   ------------
              ENERGY -- 2.0%
      1,000   Diamond Offshore Drilling ........................         30,400
      4,000   Global Industries, Ltd.* .........................         35,600
      1,600   Hanover Compressor Company* ......................         40,416
      2,000   Transocean Sedco Forex, Inc. .....................         67,640
                                                                   ------------
                                                                        174,056
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS SOLD SHORT-- 45.4% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
              FINANCIAL-- 8.7%
      3,000   Aetna, Inc. - New* ...............................   $     98,970
      2,000   American Express Company .........................         71,380
      3,000   American Financial Group, Inc. ...................         73,650
        500   American International Group .....................         39,700
      1,500   Aon ..............................................         53,280
      1,900   Banc One Corporation .............................         74,195
      2,000   Bank of New York Co., Inc. .......................         81,600
        800   Horace Mann Educators Corporation ................         16,976
      1,000   Morgan Stanley Dean Witter & Company .............         55,940
      1,500   Paychex, Inc. ....................................         52,560
      2,100   People's Bank ....................................         44,646
      2,000   SAFECO Corporation ...............................         62,300
      1,000   Wells Fargo & Company ............................         43,450
                                                                   ------------
                                                                        768,647
                                                                   ------------
              INDUSTRIAL-- 1.1%
      3,000   Kansas City Southern Industries, Inc.* ...........         42,390
      3,300   Vicor Corporation* ...............................         53,460
                                                                   ------------
                                                                         95,850
                                                                   ------------
              TECHNOLOGY-- 14.9%
      4,000   Agile Software Corp./DE* .........................         68,880
      1,000   Airgate Pcs., Inc.* ..............................         45,550
      2,600   American Tower Corporation Class A* ..............         24,622
      1,300   AT&T Canada, Inc.* ...............................         39,247
      1,500   Broadcom Corp. Class A* ..........................         61,470
      3,500   Broadwing, Inc. ..................................         33,250
      3,500   Caliper Technologies Corporation* ................         54,635
      1,500   Comcast Corporation - Class A ....................         54,000
      2,802   Corixa Corporation* ..............................         42,226
      2,000   EchoStar Communications Corporation - Class A* ...         54,940
      2,000   Emcore Corporation* ..............................         26,900
      3,000   Finisar Corporation* .............................         30,510
      2,000   GemstarTV Guide International, Inc.* .............         55,400
      4,182   GlobespanVirata, Inc.* ...........................         54,157
      3,000   IDT Corporation* .................................         58,530
      1,100   Iron Mountain, Inc.* .............................         48,180
      5,000   Kopin Corporation* ...............................         70,000
      4,300   Legato Systems, Inc.* ............................         55,771
      3,500   Motorola, Inc. ...................................         52,570
      1,000   Polycom, Inc.* ...................................         34,400
      3,000   ProBusiness Services, Inc.* ......................         56,400
      2,000   ProQuest Company* ................................         67,820
      5,000   SBA Communications Corporation* ..................         65,100
      2,000   Thomas & Betts Corporation .......................         42,300
      2,100   Vodafone Group PLC ADR ...........................         53,928
      3,700   webMethods, Inc.* ................................         62,012
                                                                   ------------
                                                                      1,312,798
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS SOLD SHORT-- 45.4% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
              UTILITIES -- 0.4%
      4,000   Citizens Communications Company* .................   $     42,640
                                                                   ------------

              TOTAL COMMON STOCKS SOLD SHORT
              (Proceeds $4,046,437) $ ..........................      4,005,850
                                                                   ============

*    Non-income producing security.

ADR-American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS-- 98.2%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER, CYCLICAL-- 23.8%
      3,000   Darden Restaurants, Inc. .........................   $    106,200
      1,885   Johnson Controls, Inc. ...........................        152,214
      2,000   Magna International, Inc. - Class A ..............        126,940
      7,365   Mattel, Inc. .....................................        126,678
      4,600   Pulte Homes, Inc. ................................        205,481
      3,200   Sears, Roebuck & Company .........................        152,447
      5,950   Southern Company .................................        150,833
                                                                   ------------
                                                                      1,020,793
                                                                   ------------
              CONSUMER, NON-CYCLICAL-- 11.7%
      5,000   H&R Block, Inc. ..................................        223,500
      3,875   Mylan Laboratories ...............................        145,313
      2,300   Unilever N.V. (NY Shares) ........................        132,503
                                                                   ------------
                                                                        501,316
                                                                   ------------
              ENERGY -- 22.5%
      3,590   Anadarko Petroleum Corporation ...................        204,092
      3,800   Burlington Resources, Inc. .......................        142,652
      1,480   ChevronTexaco Corporation ........................        132,623
      2,800   Devon Energy Corporation .........................        108,220
      5,550   Sunoco, Inc. .....................................        207,236
      5,600   USX-Marathon Group ...............................        168,000
                                                                   ------------
                                                                        962,823
                                                                   ------------
              FINANCIAL-- 13.6%
      2,400   Bank of America Corporation ......................        151,080
      3,400   First Tennessee National Corporation .............        123,284
      1,725   MGIC Investment Corporation ......................        106,467
      1,365   Progressive Corporation ..........................        203,795
                                                                   ------------
                                                                        584,626
                                                                   ------------
              INDUSTRIAL-- 2.9%
      3,240   Boeing Company ...................................        125,647
                                                                   ------------

              TECHNOLOGY-- 14.6%
      4,810   Computer Associates International, Inc. ..........        165,896
      2,250   Electronic Data Systems Corporation ..............        154,238
      2,950   General Mills, Inc. ..............................        153,430
      2,250   Nividia Corporation* .............................        150,525
                                                                   ------------
                                                                        624,089
                                                                   ------------
              UTILITIES -- 9.1%
      3,500   PPL Corporation ..................................        121,975
      4,620   Reliant Energy, Inc. .............................        122,522
      7,255   Sprint Corporation ...............................        145,681
                                                                   ------------
                                                                        390,178
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $4,109,392) ............   $  4,209,472
                                                                   ------------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     SHORT TERM INVESTMENTS -- 1.8%                           VALUE
--------------------------------------------------------------------------------
     79,149   First American Treasury (Cost $79,149) ...........   $     79,149
                                                                   ------------

              TOTAL INVESTMENTS SECURITIES-- 100.0%
              (Cost $4,188,541) ................................   $  4,288,621

              LIABILITIES IN EXCESS OF OTHER ASSETS-- 0.0% .....           (382)
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $  4,288,239
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001 (UNAUDITED)
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth, income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in equity and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James") believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations. James selects stocks that it believes are undervalued and more likely to appreciate.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of The Golden Rainbow Fund is equal to the net asset value per share plus a sales load equal to 2.04% of net asset value (or 2.00% of the offering price). The maximum offering price per share of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is equal to the net asset value per share plus a sales load equal to 6.10% of net asset value (or 5.75% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when James determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Fixed income securities generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-sized trading units of debt securities, without regard to sale or bid prices.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales are fully  collateralized.  The Fund maintains the collateral in
segregated   accounts   consisting  of  cash  and/or  high-grade  liquid  assets
sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The following information is based upon the federal income tax basis of portfolio investments as of December 31, 2001:

-------------------------------------------------------------------------------------------------------------
                                                 THE GOLDEN      THE JAMES       THE JAMES       THE JAMES
                                                  RAINBOW        SMALL CAP     MARKET NEUTRAL  LARGE CAP PLUS
                                                    FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ...............   $  8,226,506    $  1,370,789    $  1,179,617    $    336,537
Gross unrealized depreciation ...............     (1,339,102)       (416,288)       (643,299)       (236,457)
                                                ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) ..   $  6,887,404    $    954,501    $    536,318    $   (100,080)
                                                ============    ============    ============    ============
Federal income tax cost .....................   $ 57,122,532    $  6,331,064    $  8,259,596    $  4,188,541
                                                ============    ============    ============    ============
-------------------------------------------------------------------------------------------------------------

The difference between the federal income cost of portfolio investments and the acquisition cost for The Golden Rainbow Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of December 31, 2001, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund have capital loss carryforwards for federal income tax purposes of $532,288, $603,745 and $114,804 respectively, which expire in the year 2008. The James Large Cap Plus Fund also has capital loss carryforwards for federal income tax purposes of $312,902 which expire in the year 2009. In addition, during the period from November 1, 2000 through June 30, 2001, The James Large Cap Plus Fund had net realized capital losses of $2,246,999 which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2002. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the six months ended December 31, 2001 equaled $2,799,845 and $8,159,532, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the six months ended December 31, 2001 equaled $11,123,910 and $6,439,455,
respectively,   for  The  Golden  Rainbow  Fund,   $2,546,680  and   $2,242,762,
respectively, for The James Small Cap Fund, $3,244,447 and $2,527,551, respectively, for The James Market Neutral Fund and $2,424,539 and $2,212,628, respectively, for The James Large Cap Plus Fund. For the six months ended December 31, 2001, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $1,820,800 and $2,131,610, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James Investment Research, Inc. ("James") or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The Small Cap Fund and The Large Cap Plus Fund and 1.70% of The Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The Small Cap Fund, The Market Neutral Fund and The Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at the annual rate of 0.10% of the average value of each Fund's respective daily net assets up to $25 million; 0.075% of such assets from $25 million to $50 million; and 0.05% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee of $2,500 from The Golden Rainbow Fund and $2,000 from James with respect to each of the James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and IFS Fund Distributors, Inc. (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $48, $200, $19 and $50 from underwriting commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, respectively. In addition to these fees, the Distributor receives an annual fee, paid monthly, of $5,000 from the Trust.

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under The Golden Rainbow Fund's Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures. The maximum amount payable by The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is 0.25% of the average daily net assets of each respective Fund.

4.   ADOPTION OF NEW AUDIT GUIDE

The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. There were no adjustments to the financial statements as a result of adopting these provisions.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

       INVESTMENT ADVISER                    =============================
James Investment Research, Inc.
           P.O. Box 8                              ==================
       Alpha, Ohio 45301
     jamesfunds@jir-inc.com                              JAMES
                                                       ADVANTAGE
               o                                          FUND

           CUSTODIAN                               ==================
      Firstar Bank, N. A.
       425 Walnut Street                            Advised by James
     Cincinnati, Ohio 45202                     Investment Research, Inc

               o

         TRANSFER AGENT                                    o
 Integrated Fund Services, Inc.
         P.O. Box 5354
  Cincinnati, Ohio 45201-5354
                                                   December 31, 2001
               o                                   Semi-Annual Report
                                                      (Unaudited)
      INDEPENDENT AUDITORS
     Deloitte & Touche LLP
  1700 Courthouse Plaza, N.E.
       Dayton, Ohio 45402                                 o

               o

          DISTRIBUTOR                           THE GOLDEN RAINBOW FUND
  IFS Fund Distributors, Inc.
     221 East Fourth Street                     THE JAMES SMALL CAP FUND
           Suite 300
     Cincinnati, Ohio 45202                  THE JAMES MARKET NEUTRAL FUND

               o                             THE JAMES LARGE CAP PLUS FUND

         LEGAL COUNSEL                       =============================
       Thompson Hine LLP
       312 Walnut Street
           14th Floor
     Cincinnati, Ohio 45202

                                FORM IFS 163-0201